Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON ETF INVESTMENT TRUST
NASDAQ (TICKER SYMBOL): CACG
SUPPLEMENT DATED JUNE 24, 2021
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”),
EACH DATED JANUARY 29, 2021, AS SUPPLEMENTED,
OF CLEARBRIDGE ALL CAP GROWTH ETF
On or about July 1, 2021 (the “Effective Date”), ClearBridge All Cap Growth ETF (the “Fund”) will implement revisions to its name and principal investment strategies to reflect its use of environmental, social and governance (“ESG”) criteria in its security selection process. More detail about these and related changes to the Fund’s Summary Prospectus, Prospectus and SAI are described below.

I.	Fund Name Change
On the Effective Date, the name of the Fund will change from “ClearBridge All Cap Growth ETF” to “ClearBridge All Cap Growth ESG ETF.” As a result, on the Effective Date, all references to “ClearBridge All Cap Growth ETF” in the Fund’s Summary Prospectus, Prospectus and SAI are hereby replaced with “ClearBridge All Cap Growth ESG ETF.”

II.	Principal Investment Strategies Changes
On the Effective Date, the disclosure under the heading “Principal investment strategies” in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced by the following:
The fund seeks to invest in a diversified portfolio of large, medium and small capitalization stocks that have the potential for above-average long-term earnings and/or cash flow growth and meet its financial and environmental, social and governance (“ESG”) criteria. Under normal circumstances, the fund invests at least 80% of its net assets in securities that meet its financial and ESG criteria. The fund’s subadviser, ClearBridge Investments, LLC (“ClearBridge” or the “subadviser”), uses a bottom-up
investment process that seeks to find inefficiently priced companies with strong fundamentals, incentive-driven management teams, dominant positions in niche markets and/or goods and services that are in high customer demand. The bottom-up
process used by the subadviser relies on extensive fundamental research that looks to identify companies with a range of growth opportunities while evaluating the company’s business model, financial structure and management acumen.
Research is conducted by the portfolio managers with input from the sector analysts of ClearBridge’s Fundamental Research Team. The team utilizes proprietary and independent research to identify companies whose projected rapid growth in earnings and cash flow is based on their participation in new products or markets. For large company growth stocks, the team seeks companies that exhibit superior balance sheets, exceptional management teams and long-term, consistent operating histories. The subadviser attempts to complement this core group of companies with tactical stocks that reflect themes within the prevailing market environment. When looking at small- and medium-sized
company growth stocks, the subadviser focuses on companies with rapid earnings growth potential, unrecognized values, industry leadership and management teams that have a significant ownership stake.
The subadviser anticipates using a long-term approach to investing that typically results in low portfolio turnover. The subadviser, however, may take a more active approach to the portfolio, depending upon market conditions.
As of the end of the fund’s fiscal year, the top three industry sectors represented by the fund’s underlying investments were information technology, health care and communication services. These industry sectors may change over time.
Determination of whether a company meets the fund’s ESG standards is based on the subadviser’s proprietary research approach. The subadviser will exercise judgment to determine ESG best practices based on its over thirty-year history managing ESG investment strategies through an established proprietary process. The subadviser utilizes a fundamental, bottom-up
research approach that emphasizes company analysis, management and stock selection.
The ESG evaluation is integrated into a thorough assessment of investment worthiness based on financial criteria as well as ESG considerations including innovative workplace policies, employee benefits and programs; environmental management system strength, eco-efficiency,
and life-cycle analysis; community involvement, strategic philanthropy, and reputation management; and strong corporate governance and independence of the board. The ESG analysis is conducted by the fundamental analyst platform on a sector-specific basis, and a proprietary ESG rating is assigned to each company. The subadviser seeks to invest over the long-term in large-capitalization companies that are considered to be of high quality with sustainable competitive advantages as evidenced by high returns on capital, strong balance sheets, and capable management teams that allocate capital in an efficient manner. The subadviser seeks to invest in leadership companies where the portfolio managers believe the market price underestimates the magnitude of future growth. Leadership may be assessed both quantitatively and qualitatively. The subadviser seeks to select securities of companies that are category leaders with characteristics to sustain that position and grow market share consistently. The subadviser performs rigorous analysis to understand company fundamentals, key competitive dynamics, and industry structure with the belief that the best business models win over time. The subadviser seeks to identify social or economic trends that will have an impact on the economy as a whole to support multi-year investment opportunities, allowing for compounding of earnings and cash flow. The subadviser seeks companies with self-funding business models with significant recurring revenue and businesses with the ability to generate superior free cash flow over time. In addition, the subadviser takes a disciplined approach to valuation and stress tests the sustainability of profitability and growth. The subadviser will also consider emerging companies with promising future prospects that may not yet have demonstrated substantial profitability.
The subadviser will utilize fundamental analysis to identify investment candidates with these attributes, and evaluate industry dynamics, the strength of the business model and management skill. Valuation will be carefully examined using a variety of techniques that depend on the type of company being researched. Methods typically used are discounted cash flow analysis, market implied growth and returns relative to the subadviser’s expectations, multiple comparisons and scenario analysis.
The subadviser will sell a security if the issuer no longer meets its financial or ESG criteria.
It is also the subadviser’s intention to engage and encourage management to improve in certain ESG areas identified by the subadviser through the sector analysts’ lead engagement.

III.	Principal Risks Changes
On the Effective Date, the ESG investment strategy risk set forth below is hereby added under the heading “Principal risks” in the Fund’s Summary Prospectus and Prospectus and under the heading “More on the fund’s investment strategies, investments and risks – More on risks of investing in the fund” in the Fund’s Prospectus.
ESG investment strategy risk.
The fund’s ESG investment strategy limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The fund’s ESG investment strategy may result in the fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The fund may also underperform other funds that apply different ESG standards. In addition, the subadviser may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics.

IV.	OTHER RELATED DISCLOSURE CHANGES
On the Effective Date, the related disclosure changes set forth below are hereby incorporated into the Fund’s Prospectus and SAI, as applicable.
•
The disclosure under the heading “More information on the fund’s investment strategies, investments and risks – Principal investment strategies” in the Fund’s Prospectus is deleted in its entirety and replaced by the following:

Principal investment strategies
The fund attempts to structure a diversified portfolio of large, medium and small capitalization stocks that have the potential for above-average long-term earnings and/or cash flow growth and meet its ESG criteria using a bottom-up
investment process that seeks to find inefficiently priced companies with strong fundamentals, incentive-driven management teams, dominant positions in niche markets and/or goods and services that are in high customer demand. The bottom-up
process used by the subadviser relies on extensive fundamental research that looks to identify companies with a range of growth opportunities while evaluating the company’s business model, financial structure and management acumen. The fund may also invest in companies that the subadviser believes are making substantial progress toward becoming a leader in ESG policies.
The investment process begins by focusing on a core universe of companies with a market capitalization of $3 billion or more. These companies are evaluated based on factors such as sustainability and growth dynamics of their business, the adequacy of their capital to fund growth initiatives and management’s business strategy and history of execution of the strategy. Other factors considered by the subadviser may include:

•	A company’s competitors
•	The cyclicality of its business and recurring revenues
•	A company’s product cycle
•	Profit margins
•	Clarity of a company’s business model and vision for growth
•	Consistency of reported operational results
•	Use of incentives and management’s ownership stake in the company
•	Valuation, including free cash flow yield, price to earnings ratio and price to earnings growth ratio
After identifying companies for potential investment, the subadviser seeks to achieve diversification of the portfolio across the growth spectrum, including cyclical companies, stable growth companies and sustainable growth companies. The subadviser seeks to complement a core group of large capitalization growth companies with tactical stocks that reflect themes within the prevailing market environment. When looking at small- and medium-sized
company growth stocks, the subadviser selects stocks of those companies with rapid earnings growth potential, unrecognized values, industry leadership and management teams that have a significant ownership stake.
Determination of a company’s ESG standards is based on the subadviser’s proprietary research approach. The subadviser will exercise judgment to determine ESG best practices based on its over thirty-year history of managing ESG investment strategies through an established proprietary process. The subadviser utilizes a fundamental, bottom-up
research approach that emphasizes company analysis, management and stock selection.
The ESG evaluation is integrated into a thorough assessment of investment worthiness based on financial criteria as well as ESG considerations including innovative workplace policies, employee benefits and programs; environmental management system strength, eco-efficiency
and life-cycle analysis; community involvement, strategic philanthropy and reputation management; and strong corporate governance and independence of the board. The ESG analysis is conducted by the fundamental analyst platform on a sector-specific basis, and a proprietary ESG rating is assigned to each company. The subadviser seeks to invest over the long term in large-capitalization companies that are considered to be of high quality with sustainable competitive advantages as evidenced by high returns on capital, strong balance sheets, and capable management teams that allocate capital in an efficient manner. The subadviser seeks to invest in leadership companies where the portfolio managers believe the market price underestimates the magnitude of future growth. Leadership may be assessed both quantitatively and qualitatively. The subadviser seeks to select securities of companies that are category leaders with characteristics to sustain that position and grow market share consistently. The subadviser performs rigorous analysis to understand company fundamentals, key competitive dynamics and industry structure with the belief that the best business models win over time. The subadviser seeks to identify social or economic trends that will have an impact on the economy as a whole to support multi-year investment opportunities, allowing for compounding of earnings and cash flow. The subadviser seeks companies with self-funding business models with significant recurring revenue and businesses with the ability to generate superior free cash flow over time. In addition, the subadviser takes a disciplined approach to valuation and stress tests the sustainability of profitability and growth. The subadviser will also consider emerging companies with promising future prospects that may not yet have demonstrated substantial profitability.
The subadviser will utilize fundamental analysis to identify investment candidates with these attributes, and evaluate industry dynamics, the strength of the business model and management skill. Valuation will be carefully examined using a variety of techniques that depend on the type of company being researched. Methods typically used are discounted cash flow analysis, market implied growth and returns relative to the subadviser’s expectations, multiple comparisons and scenario analysis.
The portfolio managers also consider various ESG factors, including but not limited to:

•	Supply chain monitoring and standards
•	Environmental management systems
•	Greenhouse gas emissions targets and achievements
•	Waste minimization and natural resource scarcity policies
•	The regulatory framework to which the company is subject
•	Workplace safety standards
•	Labor relations
•	Community impact
•	Employee training and retention programs
•	Green products and services
•	Continuous improvements in energy efficiency in products and operations
•	Executive compensation, independence and diversity of the board
•	Capital allocation policy
It is also the subadviser’s intention to engage and encourage management to improve in certain ESG areas identified by the subadviser through the sector analysts’ lead engagements.
ESG characteristics and weightings are determined by sector, but also share common traits such as transparency, management involvement, innovation, long-term view, and willingness to engage investors on sustainability matters. The subadviser may also identify potential investments in companies that have attractive qualities based on proprietary research. The portfolio managers will exercise their judgment in applying the ESG ratings system.
The portfolio managers construct a portfolio of companies along the spectrum of growth rates and valuations, assigning weights accordingly to the team’s highest-conviction ideas, and adjusting position sizes to manage portfolio risk. All companies are assigned a proprietary ClearBridge ESG rating (A, AA, AAA). Companies that score a rating of “B” are considered uninvestable. A unique aspect of the investment process is the distribution of stocks across the entire growth spectrum (cyclical, stable, and select), in an effort to provide balanced and diversified exposure while maintaining high active share.
Proxy voting is a vital part of the management role. The portfolio managers are guided by the ClearBridge Proxy Voting Policies and Procedures, which include proxy guidelines for traditional governance, environmental and social proposals. In addition, the portfolio managers generally support shareholder proposals that promote good governance, greater corporate transparency, accountability and ethical practices.
The subadviser will sell a security if the issuer no longer meets its financial or ESG criteria. In addition, the subadviser will seek to replace securities when the company’s risk/reward profile is no longer favorable due to price appreciation or if the company’s investment fundamentals have deteriorated meaningfully relative to original expectations. Securities may also be sold to permit investment in an issuer considered by the subadviser to be a more attractive alternative.
As of the end of the fund’s fiscal year, the top three industry sectors represented by the fund’s underlying investments were information technology, health care and communication services. These industry sectors may change over time.

•	The disclosure below is added under the heading “Investment Practices and Risk Factors” in the Fund’s SAI.
Environmental, Social and Governance (“ESG”) Criteria
The ESG evaluation is integrated into a thorough assessment of investment worthiness based on financial criteria as well as ESG considerations including innovative workplace policies, employee benefits and programs; environmental management system strength, eco-efficiency
and life-cycle analysis; community involvement, strategic philanthropy and reputation management; and strong corporate governance and independence of the board. The ESG analysis is conducted by the fundamental analyst platform on a sector-specific basis, and a proprietary ESG rating is assigned to each company.
The ESG factors by sector include, but are not limited to: supply chain monitoring and standards; environmental management systems; greenhouse gas emissions targets and achievements; waste minimization and natural resource scarcity policies; the regulatory framework to which the company is subject; workplace safety standards; labor relations; community impact; employee training and retention programs; green products and services; continuous improvements in energy efficiency in products and operations; executive compensation, independence and diversity of the board; and capital allocation policy. Factor weightings (i.e., allocations to the environmental, social or governance factors) will vary by sector (e.g., higher emphasis on the “environmental” factor for the materials sector, higher emphasis on the “governance” factor for the financial sector, or higher emphasis on “social” for the consumer discretionary sector).
Each sector analyst is responsible for the financial research on the companies under coverage, which is inclusive of the ESG factors that are deemed material and relevant. The analysts are measured on their ESG research contributions in their semi-annual performance reviews, and their ESG research responsibility is an equal-weighted component of analyst incentive compensation.
The shareowner engagement process is an integral part of the sustainability leadership review. The Fund’s portfolio manager and analysts may (1) meet with and engage the management and external stakeholders of an issuer held by the Fund to discuss environmental, social and governance matters and (2) track the progress of the ESG leadership of the issuer through direct engagements. The analysts will establish an initial ESG rating of an issuer held by the Fund and, after engagements each year, will assess that rating based on company improvements (if any) relating to any given ESG issues (e.g., reductions in greenhouse gas emissions, increased use of cleaner raw ingredients based on natural sources, improved corporate reporting on sustainability practices and higher worker safety goals). This process of engagement and assessment is intended to help the Fund, as an equity owner, determine the sustainability “impact” of an issuer.
The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds screened for different ESG standards. In addition, the Fund’s portfolio manager may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics. The Subadviser has adopted Proxy Voting Policies and Procedures which include proxy guidelines for traditional governance, environmental and social proposals. Those guidelines appear in Appendix A to this SAI.
The Fund’s investment objective and its fees and expenses will not change as a result of the revisions to the Fund’s principal investment strategies described above.

ClearBridge All Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
LEGG MASON ETF INVESTMENT TRUST
NASDAQ (TICKER SYMBOL): CACG
SUPPLEMENT DATED JUNE 24, 2021
TO THE SUMMARY PROSPECTUS, PROSPECTUS
AND STATEMENT OF ADDITIONAL INFORMATION (THE “SAI”),
EACH DATED JANUARY 29, 2021, AS SUPPLEMENTED,
OF CLEARBRIDGE ALL CAP GROWTH ETF
On or about July 1, 2021 (the “Effective Date”), ClearBridge All Cap Growth ETF (the “Fund”) will implement revisions to its name and principal investment strategies to reflect its use of environmental, social and governance (“ESG”) criteria in its security selection process. More detail about these and related changes to the Fund’s Summary Prospectus, Prospectus and SAI are described below.

I.	Fund Name Change
On the Effective Date, the name of the Fund will change from “ClearBridge All Cap Growth ETF” to “ClearBridge All Cap Growth ESG ETF.” As a result, on the Effective Date, all references to “ClearBridge All Cap Growth ETF” in the Fund’s Summary Prospectus, Prospectus and SAI are hereby replaced with “ClearBridge All Cap Growth ESG ETF.”

II.	Principal Investment Strategies Changes
On the Effective Date, the disclosure under the heading “Principal investment strategies” in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced by the following:
The fund seeks to invest in a diversified portfolio of large, medium and small capitalization stocks that have the potential for above-average long-term earnings and/or cash flow growth and meet its financial and environmental, social and governance (“ESG”) criteria. Under normal circumstances, the fund invests at least 80% of its net assets in securities that meet its financial and ESG criteria. The fund’s subadviser, ClearBridge Investments, LLC (“ClearBridge” or the “subadviser”), uses a bottom-up
investment process that seeks to find inefficiently priced companies with strong fundamentals, incentive-driven management teams, dominant positions in niche markets and/or goods and services that are in high customer demand. The bottom-up
process used by the subadviser relies on extensive fundamental research that looks to identify companies with a range of growth opportunities while evaluating the company’s business model, financial structure and management acumen.
Research is conducted by the portfolio managers with input from the sector analysts of ClearBridge’s Fundamental Research Team. The team utilizes proprietary and independent research to identify companies whose projected rapid growth in earnings and cash flow is based on their participation in new products or markets. For large company growth stocks, the team seeks companies that exhibit superior balance sheets, exceptional management teams and long-term, consistent operating histories. The subadviser attempts to complement this core group of companies with tactical stocks that reflect themes within the prevailing market environment. When looking at small- and medium-sized
company growth stocks, the subadviser focuses on companies with rapid earnings growth potential, unrecognized values, industry leadership and management teams that have a significant ownership stake.
The subadviser anticipates using a long-term approach to investing that typically results in low portfolio turnover. The subadviser, however, may take a more active approach to the portfolio, depending upon market conditions.
As of the end of the fund’s fiscal year, the top three industry sectors represented by the fund’s underlying investments were information technology, health care and communication services. These industry sectors may change over time.
Determination of whether a company meets the fund’s ESG standards is based on the subadviser’s proprietary research approach. The subadviser will exercise judgment to determine ESG best practices based on its over thirty-year history managing ESG investment strategies through an established proprietary process. The subadviser utilizes a fundamental, bottom-up
research approach that emphasizes company analysis, management and stock selection.
The ESG evaluation is integrated into a thorough assessment of investment worthiness based on financial criteria as well as ESG considerations including innovative workplace policies, employee benefits and programs; environmental management system strength, eco-efficiency,
and life-cycle analysis; community involvement, strategic philanthropy, and reputation management; and strong corporate governance and independence of the board. The ESG analysis is conducted by the fundamental analyst platform on a sector-specific basis, and a proprietary ESG rating is assigned to each company. The subadviser seeks to invest over the long-term in large-capitalization companies that are considered to be of high quality with sustainable competitive advantages as evidenced by high returns on capital, strong balance sheets, and capable management teams that allocate capital in an efficient manner. The subadviser seeks to invest in leadership companies where the portfolio managers believe the market price underestimates the magnitude of future growth. Leadership may be assessed both quantitatively and qualitatively. The subadviser seeks to select securities of companies that are category leaders with characteristics to sustain that position and grow market share consistently. The subadviser performs rigorous analysis to understand company fundamentals, key competitive dynamics, and industry structure with the belief that the best business models win over time. The subadviser seeks to identify social or economic trends that will have an impact on the economy as a whole to support multi-year investment opportunities, allowing for compounding of earnings and cash flow. The subadviser seeks companies with self-funding business models with significant recurring revenue and businesses with the ability to generate superior free cash flow over time. In addition, the subadviser takes a disciplined approach to valuation and stress tests the sustainability of profitability and growth. The subadviser will also consider emerging companies with promising future prospects that may not yet have demonstrated substantial profitability.
The subadviser will utilize fundamental analysis to identify investment candidates with these attributes, and evaluate industry dynamics, the strength of the business model and management skill. Valuation will be carefully examined using a variety of techniques that depend on the type of company being researched. Methods typically used are discounted cash flow analysis, market implied growth and returns relative to the subadviser’s expectations, multiple comparisons and scenario analysis.
The subadviser will sell a security if the issuer no longer meets its financial or ESG criteria.
It is also the subadviser’s intention to engage and encourage management to improve in certain ESG areas identified by the subadviser through the sector analysts’ lead engagement.

III.	Principal Risks Changes
On the Effective Date, the ESG investment strategy risk set forth below is hereby added under the heading “Principal risks” in the Fund’s Summary Prospectus and Prospectus and under the heading “More on the fund’s investment strategies, investments and risks – More on risks of investing in the fund” in the Fund’s Prospectus.
ESG investment strategy risk.
The fund’s ESG investment strategy limits the types and number of investment opportunities available to the fund and, as a result, the fund may underperform other funds that do not have an ESG focus. The fund’s ESG investment strategy may result in the fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The fund may also underperform other funds that apply different ESG standards. In addition, the subadviser may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics.

IV.	OTHER RELATED DISCLOSURE CHANGES
On the Effective Date, the related disclosure changes set forth below are hereby incorporated into the Fund’s Prospectus and SAI, as applicable.
•
The disclosure under the heading “More information on the fund’s investment strategies, investments and risks – Principal investment strategies” in the Fund’s Prospectus is deleted in its entirety and replaced by the following:

Principal investment strategies
The fund attempts to structure a diversified portfolio of large, medium and small capitalization stocks that have the potential for above-average long-term earnings and/or cash flow growth and meet its ESG criteria using a bottom-up
investment process that seeks to find inefficiently priced companies with strong fundamentals, incentive-driven management teams, dominant positions in niche markets and/or goods and services that are in high customer demand. The bottom-up
process used by the subadviser relies on extensive fundamental research that looks to identify companies with a range of growth opportunities while evaluating the company’s business model, financial structure and management acumen. The fund may also invest in companies that the subadviser believes are making substantial progress toward becoming a leader in ESG policies.
The investment process begins by focusing on a core universe of companies with a market capitalization of $3 billion or more. These companies are evaluated based on factors such as sustainability and growth dynamics of their business, the adequacy of their capital to fund growth initiatives and management’s business strategy and history of execution of the strategy. Other factors considered by the subadviser may include:

•	A company’s competitors
•	The cyclicality of its business and recurring revenues
•	A company’s product cycle
•	Profit margins
•	Clarity of a company’s business model and vision for growth
•	Consistency of reported operational results
•	Use of incentives and management’s ownership stake in the company
•	Valuation, including free cash flow yield, price to earnings ratio and price to earnings growth ratio
After identifying companies for potential investment, the subadviser seeks to achieve diversification of the portfolio across the growth spectrum, including cyclical companies, stable growth companies and sustainable growth companies. The subadviser seeks to complement a core group of large capitalization growth companies with tactical stocks that reflect themes within the prevailing market environment. When looking at small- and medium-sized
company growth stocks, the subadviser selects stocks of those companies with rapid earnings growth potential, unrecognized values, industry leadership and management teams that have a significant ownership stake.
Determination of a company’s ESG standards is based on the subadviser’s proprietary research approach. The subadviser will exercise judgment to determine ESG best practices based on its over thirty-year history of managing ESG investment strategies through an established proprietary process. The subadviser utilizes a fundamental, bottom-up
research approach that emphasizes company analysis, management and stock selection.
The ESG evaluation is integrated into a thorough assessment of investment worthiness based on financial criteria as well as ESG considerations including innovative workplace policies, employee benefits and programs; environmental management system strength, eco-efficiency
and life-cycle analysis; community involvement, strategic philanthropy and reputation management; and strong corporate governance and independence of the board. The ESG analysis is conducted by the fundamental analyst platform on a sector-specific basis, and a proprietary ESG rating is assigned to each company. The subadviser seeks to invest over the long term in large-capitalization companies that are considered to be of high quality with sustainable competitive advantages as evidenced by high returns on capital, strong balance sheets, and capable management teams that allocate capital in an efficient manner. The subadviser seeks to invest in leadership companies where the portfolio managers believe the market price underestimates the magnitude of future growth. Leadership may be assessed both quantitatively and qualitatively. The subadviser seeks to select securities of companies that are category leaders with characteristics to sustain that position and grow market share consistently. The subadviser performs rigorous analysis to understand company fundamentals, key competitive dynamics and industry structure with the belief that the best business models win over time. The subadviser seeks to identify social or economic trends that will have an impact on the economy as a whole to support multi-year investment opportunities, allowing for compounding of earnings and cash flow. The subadviser seeks companies with self-funding business models with significant recurring revenue and businesses with the ability to generate superior free cash flow over time. In addition, the subadviser takes a disciplined approach to valuation and stress tests the sustainability of profitability and growth. The subadviser will also consider emerging companies with promising future prospects that may not yet have demonstrated substantial profitability.
The subadviser will utilize fundamental analysis to identify investment candidates with these attributes, and evaluate industry dynamics, the strength of the business model and management skill. Valuation will be carefully examined using a variety of techniques that depend on the type of company being researched. Methods typically used are discounted cash flow analysis, market implied growth and returns relative to the subadviser’s expectations, multiple comparisons and scenario analysis.
The portfolio managers also consider various ESG factors, including but not limited to:

•	Supply chain monitoring and standards
•	Environmental management systems
•	Greenhouse gas emissions targets and achievements
•	Waste minimization and natural resource scarcity policies
•	The regulatory framework to which the company is subject
•	Workplace safety standards
•	Labor relations
•	Community impact
•	Employee training and retention programs
•	Green products and services
•	Continuous improvements in energy efficiency in products and operations
•	Executive compensation, independence and diversity of the board
•	Capital allocation policy
It is also the subadviser’s intention to engage and encourage management to improve in certain ESG areas identified by the subadviser through the sector analysts’ lead engagements.
ESG characteristics and weightings are determined by sector, but also share common traits such as transparency, management involvement, innovation, long-term view, and willingness to engage investors on sustainability matters. The subadviser may also identify potential investments in companies that have attractive qualities based on proprietary research. The portfolio managers will exercise their judgment in applying the ESG ratings system.
The portfolio managers construct a portfolio of companies along the spectrum of growth rates and valuations, assigning weights accordingly to the team’s highest-conviction ideas, and adjusting position sizes to manage portfolio risk. All companies are assigned a proprietary ClearBridge ESG rating (A, AA, AAA). Companies that score a rating of “B” are considered uninvestable. A unique aspect of the investment process is the distribution of stocks across the entire growth spectrum (cyclical, stable, and select), in an effort to provide balanced and diversified exposure while maintaining high active share.
Proxy voting is a vital part of the management role. The portfolio managers are guided by the ClearBridge Proxy Voting Policies and Procedures, which include proxy guidelines for traditional governance, environmental and social proposals. In addition, the portfolio managers generally support shareholder proposals that promote good governance, greater corporate transparency, accountability and ethical practices.
The subadviser will sell a security if the issuer no longer meets its financial or ESG criteria. In addition, the subadviser will seek to replace securities when the company’s risk/reward profile is no longer favorable due to price appreciation or if the company’s investment fundamentals have deteriorated meaningfully relative to original expectations. Securities may also be sold to permit investment in an issuer considered by the subadviser to be a more attractive alternative.
As of the end of the fund’s fiscal year, the top three industry sectors represented by the fund’s underlying investments were information technology, health care and communication services. These industry sectors may change over time.

•	The disclosure below is added under the heading “Investment Practices and Risk Factors” in the Fund’s SAI.
Environmental, Social and Governance (“ESG”) Criteria
The ESG evaluation is integrated into a thorough assessment of investment worthiness based on financial criteria as well as ESG considerations including innovative workplace policies, employee benefits and programs; environmental management system strength, eco-efficiency
and life-cycle analysis; community involvement, strategic philanthropy and reputation management; and strong corporate governance and independence of the board. The ESG analysis is conducted by the fundamental analyst platform on a sector-specific basis, and a proprietary ESG rating is assigned to each company.
The ESG factors by sector include, but are not limited to: supply chain monitoring and standards; environmental management systems; greenhouse gas emissions targets and achievements; waste minimization and natural resource scarcity policies; the regulatory framework to which the company is subject; workplace safety standards; labor relations; community impact; employee training and retention programs; green products and services; continuous improvements in energy efficiency in products and operations; executive compensation, independence and diversity of the board; and capital allocation policy. Factor weightings (i.e., allocations to the environmental, social or governance factors) will vary by sector (e.g., higher emphasis on the “environmental” factor for the materials sector, higher emphasis on the “governance” factor for the financial sector, or higher emphasis on “social” for the consumer discretionary sector).
Each sector analyst is responsible for the financial research on the companies under coverage, which is inclusive of the ESG factors that are deemed material and relevant. The analysts are measured on their ESG research contributions in their semi-annual performance reviews, and their ESG research responsibility is an equal-weighted component of analyst incentive compensation.
The shareowner engagement process is an integral part of the sustainability leadership review. The Fund’s portfolio manager and analysts may (1) meet with and engage the management and external stakeholders of an issuer held by the Fund to discuss environmental, social and governance matters and (2) track the progress of the ESG leadership of the issuer through direct engagements. The analysts will establish an initial ESG rating of an issuer held by the Fund and, after engagements each year, will assess that rating based on company improvements (if any) relating to any given ESG issues (e.g., reductions in greenhouse gas emissions, increased use of cleaner raw ingredients based on natural sources, improved corporate reporting on sustainability practices and higher worker safety goals). This process of engagement and assessment is intended to help the Fund, as an equity owner, determine the sustainability “impact” of an issuer.
The Fund’s ESG investment strategy limits the types and number of investment opportunities available to the Fund and, as a result, the Fund may underperform other funds that do not have an ESG focus. The Fund’s ESG investment strategy may result in the Fund investing in securities or industry sectors that underperform the market as a whole, or forgoing opportunities to invest in securities that might otherwise be advantageous to buy. The Fund may also underperform other funds screened for different ESG standards. In addition, the Fund’s portfolio manager may be unsuccessful in creating a portfolio composed of companies that exhibit positive ESG characteristics. The Subadviser has adopted Proxy Voting Policies and Procedures which include proxy guidelines for traditional governance, environmental and social proposals. Those guidelines appear in Appendix A to this SAI.
The Fund’s investment objective and its fees and expenses will not change as a result of the revisions to the Fund’s principal investment strategies described above.